Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2015
Revenue	$926,776	$907,897	$902,578	$906,287
Operating income	109,700	126,727	138,000	141,521
Net income	91,130	107,782	116,261	130,990
Basic earnings per share	0.60	0.70	0.75	0.84
Diluted earnings per share	0.59	0.69	0.74	0.83
2014
Revenue	$900,261	$902,477	$896,854	$864,045
Operating income	126,107	125,003	123,848	120,690
Net income	100,503	109,827	110,357	101,435
Basic earnings per share	0.64	0.69	0.69	0.64
Diluted earnings per share	0.63	0.68	0.68	0.63